United States Securities and Excahnge Comission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calender Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing the Report:
   Name:  Heritage Financial Management, LLC
Address:  614 East High Street
          Charlottesville, VA 22902

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Russell J. Bell
Title:    Managing Director
Phone:    804-977-4420
Signature, Place, and Date of Signing:
Russell J Bell     Charlottesville, VA     November 9, 1999

Report Type (Check only one.):
[X]     13F Holdings Report.
[ ]     13F Notice
[ ]     13F Combination Report

List of Other Managers Reporting for this Manager:


Form 13F Summary Page

Report Summary:
Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:             54
Form 13F Information Table Value Total:    110,204,000


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Form 13F Information Table


Voting Authority
                                                                         -----------
---------------
                                                        Value
                        Value   Shares/ Sh/     Put/    Invstmt
Name of Title ofCUSIP   (x$1000)Prn Amt Prn     Call    Dscretn Managers Sole
Shared  None
--------------------------------------- ---     ----    ------- -------- -----------
-------------

D       A A R COCOM     00036110    1472   81790SH      Sole               81790
D       ABBOTT LCOM     00282410    1233   33600SH      Sole               33600
D       ALLEGHANCOM     01717510     933    5269SH      Sole                5269
D       ALLIANCECOM     01854810    4134  150653SH      Sole              150653
D       AMERICANCOM     02581610    8665   64185SH      Sole               64185
D       AMERICANCOM     02660910    2099   50580SH      Sole               50580
D       AMERICANCOM     02687410    199522943.75SH      Sole            22943.75
D       AMGEN INCOM     03116210    1448   17770SH      Sole               17770
D       APACHE ECOM     03741110    1795   41574SH      Sole               41574
D       BERKSHIRCOM     08467010    1551      28SH      Sole                  28
D       BERKSHIRCOM     08467020     217     118SH      Sole                 118
D       BP AMOCOCOM     05562210     221    1994SH      Sole                1994
D       BRISTOL COM     11012210    2665   39484SH      Sole               39484
D       BROWN-FOCOM     11563720    3220   51055SH      Sole               51055
D       CHEVRON COM     16675110    1680   18930SH      Sole               18930
D       CHICAGO COM     16822810     531   13290SH      Sole               13290
D       CHUBB COCOM     17123210     298    6000SH      Sole                6000
D       CITIGROUCOM     17296710    3230   73408SH      Sole               73408
D       DU PONT COM     26353410     665   11000SH      Sole               11000
D       EXXON COCOM     30229010    2816   37050SH      Sole               37050
D       FEDERAL COM     31354910    1835   66570SH      Sole               66570
D       FREDDIE COM     31340030    5607  107826SH      Sole              107826
D       GENERAL COM     36960410    1636   13800SH      Sole               13800
D       GILLETTECOM     37576610     407   12000SH      Sole               12000
D       IBM     COM     45920010    2384   19700SH      Sole               19700
D       JOHNSON COM     47816010    2678   29146SH      Sole               29146
D       KIMBERLYCOM     49436810     422    8000SH      Sole                8000
D       LEHMAN BCOM     52490810     801   13728SH      Sole               13728
D       MANPOWERCOM     56418H10    1513   51965SH      Sole               51965
D       MARSH & COM     57174810     740   10800SH      Sole               10800
D       MCDONALDCOM     58013510    2733   63188SH      Sole               63188
D       MERCK & COM     58933110    2289   35320SH      Sole               35320
D       MEREDITHCOM     58943310    3568   98270SH      Sole               98270
D       MILACRONCOM     59870910    1205   67898SH      Sole               67898
D       MORGAN SCOM     61744644    2109   23651SH      Sole               23651
D       NABISCO COM     62952610    1516   43850SH      Sole               43850
D       PFIZER ICOM     71708110    7398  206221SH      Sole              206221
D       PHILLIPSCOM     71850710    1599   32793SH      Sole               32793
D       PITNEY-BCOM     72447910     475    7800SH      Sole                7800
D       PROGRESSCOM     74331510    2211   27064SH      Sole               27064
D       QUAKER OCOM     74740210     978   15800SH      Sole               15800
D       R & B FACOM     74912e10    1830  139456SH      Sole              139456
D       SCHERINGCOM     80660510    1581   36240SH      Sole               36240
D       SCHLUMBECOM     80685710    3737   59971SH      Sole               59971
D       SEALED ACOM     81211k10    3840   74830SH      Sole               74830
D       TEXACO ICOM     88169410     593    9400SH      Sole                9400
D       TIME-WARCOM     88731510    3506   57715SH      Sole               57715
D       UNION PACOM     90783410    1167   71800SH      Sole               71800
D       USX MARACOM     90290582     827   28290SH      Sole               28290
D       USX-US SCOM     90337t10    1104   42865SH      Sole               42865
D       ROCHE HOCOM     77119510    1793   15494SH      Sole               15494
D       SOCIETE COM     28626910    1409   15380SH      Sole               15380
D       TELEFONICOM     87938220    2358   49130SH      Sole               49130
D       TOTAL FICOM     e9054166    1486   13149SH      Sole               13149
S REPORT 54  DATA RECORDS         110204  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED